10. EQUITY (Details Narrative) - CAD ($)	1 Months Ended		6 Months Ended
	Feb. 12, 2021	Jan. 20, 2021	Jun. 30, 2021	Jun. 23, 2021
Equity
Number of common stock issud	396,552	1,034,500		7,000,000
Share Price	$ 14.50	$ 14.50		$ 9.22
Proceeds from Public offering	$ 5,800,000	$ 15,000,000		$ 64,500,000
Weighted average share price			$ 19.04
Stock price			$ 14.63
Expected life			5 years
Expected volatility			$ 0.68
Risk-free rate			$ 0.0080